INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 38,658,729		$ 52,759,294
Land		4,838,581		6,221,583
Other assets		13,387,285		15,056,927
Operating Limited Partnerships Assets		56,884,595		74,037,804
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		72,598,867		92,899,945
Accounts payable and accrued expenses		999,273		1,480,071
Other liabilities		4,257,997		5,320,626
Operating Limited Partnerships Liabilities		77,856,137		99,700,642
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(19,975,519)	(19,975,519)	(25,054,462)	(25,054,462)
Other partners		(996,023)		(608,376)
Operating Limited Partnerships Partners Capital		(20,971,542)		(25,662,838)
Operating Limited Partnerships Liabilities and Stockholders Equity		56,884,595		74,037,804
Series Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Operating Limited Partnerships Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Operating Limited Partnerships Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	0	0	0	0
Other partners		0		0
Operating Limited Partnerships Partners Capital		0		0
Operating Limited Partnerships Liabilities and Stockholders Equity		0		0
Series Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,036,817		7,339,901
Land		701,722		811,122
Other assets		1,703,897		1,665,488
Operating Limited Partnerships Assets		8,442,436		9,816,511
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,736,943		13,864,502
Accounts payable and accrued expenses		215,213		341,316
Other liabilities		1,006,904		1,009,005
Operating Limited Partnerships Liabilities		12,959,060		15,214,823
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,509,088)	(3,509,088)	(4,447,619)	(4,447,619)
Other partners		(1,007,536)		(950,693)
Operating Limited Partnerships Partners Capital		(4,516,624)		(5,398,312)
Operating Limited Partnerships Liabilities and Stockholders Equity		8,442,436		9,816,511
Series Ten [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,605,085		8,216,329
Land		647,900		842,100
Other assets		1,790,592		2,274,134
Operating Limited Partnerships Assets		8,043,577		11,332,563
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,589,691		13,333,411
Accounts payable and accrued expenses		110,879		176,198
Other liabilities		255,498		279,352
Operating Limited Partnerships Liabilities		9,956,068		13,788,961
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(2,275,628)	(2,275,628)	(2,987,564)	(2,987,564)
Other partners		363,137		531,166
Operating Limited Partnerships Partners Capital		(1,912,491)		(2,456,398)
Operating Limited Partnerships Liabilities and Stockholders Equity		8,043,577		11,332,563
Series Eleven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,777,230		9,599,155
Land		1,129,949		1,129,949
Other assets		3,975,774		3,784,986
Operating Limited Partnerships Assets		13,882,953		14,514,090
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		17,199,735		17,481,475
Accounts payable and accrued expenses		188,876		212,701
Other liabilities		979,822		1,005,836
Operating Limited Partnerships Liabilities		18,368,433		18,700,012
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,443,364)	(4,443,364)	(4,149,178)	(4,149,178)
Other partners		(42,116)		(36,744)
Operating Limited Partnerships Partners Capital		(4,485,480)		(4,185,922)
Operating Limited Partnerships Liabilities and Stockholders Equity		13,882,953		14,514,090
Series Twelve [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,596,917		9,135,874
Land		786,703		1,269,569
Other assets		2,053,804		3,031,505
Operating Limited Partnerships Assets		8,437,424		13,436,948
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,198,036		18,324,111
Accounts payable and accrued expenses		191,875		225,478
Other liabilities		899,478		1,046,483
Operating Limited Partnerships Liabilities		12,289,389		19,596,072
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,456,296)	(3,456,296)	(5,874,329)	(5,874,329)
Other partners		(395,669)		(284,795)
Operating Limited Partnerships Partners Capital		(3,851,965)		(6,159,124)
Operating Limited Partnerships Liabilities and Stockholders Equity		8,437,424		13,436,948
Series Fourteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		12,642,680		18,468,035
Land		1,572,307		2,168,843
Other assets		3,863,218		4,300,814
Operating Limited Partnerships Assets		18,078,205		24,937,692
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		22,874,462		29,896,446
Accounts payable and accrued expenses		292,430		524,378
Other liabilities		1,116,295		1,979,950
Operating Limited Partnerships Liabilities		24,283,187		32,400,774
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(6,291,143)	(6,291,143)	(7,595,772)	(7,595,772)
Other partners		86,161		132,690
Operating Limited Partnerships Partners Capital		(6,204,982)		(7,463,082)
Operating Limited Partnerships Liabilities and Stockholders Equity		$ 18,078,205		$ 24,937,692